LEASE	9 Months Ended
Sep. 30, 2017
LEASE
LEASE

10 LEASE

Capital lease and other financing obligations

        The Company's capital lease and other financing obligations are summarized as follows:

	December 31, 2016			September 30, 2017
	Capital lease obligations	Other financing obligations	Total	Capital lease obligations	Other financing obligations	Total
Within 1 year	71,300	22,044	93,344	124,215	38,977	163,192
After 1 year but within 2 years	85,783	38,443	124,226	131,499	38,999	170,498
After 2 years but within 3 years	92,677	39,548	132,225	139,230	41,944	181,174
After 3 years but within 4 years	193,202	41,586	234,788	223,572	42,287	265,859
After 4 years but within 5 years	71,501	42,287	113,788	116,146	42,287	158,433
After 5 years	716,089	725,178	1,441,267	1,519,487	684,271	2,203,758

Total	1,230,552	909,086	2,139,638	2,254,149	888,765	3,142,914
Less total future interest	(552,060)	(450,670)	(1,002,730)	(964,102)	(426,956)	(1,391,058)
Less: estimated building costs	—	(25,356)	(25,356)	—	—	—

Present value of lease and other financing obligations	678,492	433,060	1,111,552	1,290,047	461,809	1,751,856

Including:
Current portion			88,593			38,594

Non-current portion			1,022,959			1,713,262

        The Company's capital and build-to-suit leases expire at various dates ranging from 2020 to 2037. The weighted average effective interest rate of the Company's capital and build-to-suit leases was 8.14% and 7.53% for the nine-month periods ended September 30, 2016 and 2017, respectively.

        During the nine months ended September 30, 2017, except for the capital leases acquired, the Company entered into the following capital lease arrangements:

Shanghai 5 Lease

        In April 2017, the Company entered into a lease agreement for an existing building in Shanghai, China from a third party lessor (the "Shanghai 5 Lease"). Shanghai 5 Lease has a lease term of 20 years and 3 months from July 2017 to September 2037. The Company determined that the lease is a capital lease as the present value of the minimum lease payments exceeded 90% of the fair value of the leased property at the inception of the lease. Accordingly, on the lease commencement date, the Company recorded capital lease assets and capital lease obligations at an amount equal to the present value of the minimum lease payments of RMB87,206.

Beijing 2 Lease

        In August 2017, the Company entered into an amendment agreement in respect of an existing lease of a building in Beijing, China, from a third-party lessor (the "Beijing 2 Lease"). Beijing 2 Lease was originally classified as an operating lease. As a result of the lease modification, the revised agreement was considered as a new lease pursuant to ASC 840-10-25 and was classified as a capital lease as the present value of minimum lease payments excessed 90% of the fair value of the leased assets. Accordingly, the Company recorded capital lease assets and capital lease obligations at an amount equal to the present value of the remaining minimum lease payments of RMB157,000.

Operating leases

        The Company leases data centers, offices and other equipment that are classified as operating leases. The majority of the Company's operating leases expire at various dates though 2037.

        Future minimum operating lease payments as of September 30, 2017 are summarized as follow:

Twelve-months ending September 30,
2018	131,683
2019	84,024
2020	80,381
2021	30,610
2022	26,670
Thereafter	282,990

Total	636,358

        Rental expenses were approximately RMB92,438 and RMB120,116 for the nine-month periods ended September 30, 2016 and 2017, respectively. The Company did not sublease any of its operating leases for the periods presented.